Loans and Allowance for Loan Losses, Modified Loans Payment Status (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract
Loans modified for which there was payment default [Abstract]
Deferral period of chapter 13 bankruptcies	60 months
Number of days past due when loans are considered to be in payment default	90 days
Contractual past due period for loans to be in payment default	30 days
New York and Other States [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	4	4	8
Recorded Investment | $	$ 432	$ 172	$ 390
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	3	2	7
Recorded Investment | $	$ 291	$ 148	$ 355
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	1	2	1
Recorded Investment | $	$ 141	$ 24	$ 35
Florida [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	0	0	2
Recorded Investment | $	$ 0	$ 0	$ 339
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	0	0	1
Recorded Investment | $	$ 0	$ 0	$ 60
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	0	0	1
Recorded Investment | $	$ 0	$ 0	$ 279